CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2011
Income Statement [Abstract]
Net revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Compensation and related taxes	417,836	464,307	92,500	123,333	761,208
Exploration cost	427,555	889,351	0	0	925,623
Impairment of goodwill	0	72,397,654	0	0	72,397,654
Consulting fees	2,887,558	3,383,164	47,500	309,293	3,791,899
General and administrative expenses	287,643	391,757	125,921	158,188	892,865
Total operating expenses	4,020,592	77,526,233	265,921	590,814	78,769,249
Operating loss from continuing operations	(4,020,592)	(77,526,233)	(265,921)	(590,814)	(78,769,249)
OTHER INCOME (EXPENSES):
Interest income	3,333	3,333	0	0	9,271
Derivative expense	0	(5,198,206)	0	0	(5,198,206)
Change in fair value of derivative liability	1,687,605	1,687,605	0	0	1,687,605
Settlement expense	(4,761,500)	(4,761,500)	0	0	(4,761,500)
Interest expense - parent company	(25,000)	(25,000)	0	0	(25,000)
Interest expense	(1,664,203)	(1,670,589)	0	0	(3,119,045)
Total other expenses - net	(4,759,765)	(9,964,357)	0	0	(11,406,875)
Loss from continuing operations before provision for income taxes	(8,780,357)	(87,490,590)	(265,921)	(590,814)	(90,176,124)
Provision for income taxes	0	0	0	0	0
Loss from continuing operations	(8,780,357)	(87,490,590)	(265,921)	(590,814)	(90,176,124)
Discontinued operations:
Gain (loss) from discontinued operations, net of tax	945,662	(1,874,969)	(390,538)	(859,651)	(2,995,376)
Net loss	(7,834,695)	(89,365,559)	(656,459)	(1,450,465)	(93,171,500)
Less: Net income (loss) attributable to non-controlling interest	(171,095)	(199,346)	0	0	1,422
Net loss attributable to Sagebrush Gold Ltd.	(8,005,790)	(89,564,905)	(656,459)	(1,450,465)	(93,170,078)
Deemed preferred stock dividends	(3,284,396)	(3,284,396)	0	0	(3,284,396)
Net loss available to common stockholders	$ (11,290,186)	$ (92,849,301)	$ (656,459)	$ (1,450,465)	$ (96,454,474)
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.08)	$ (0.77)	$ (0.01)	$ (0.03)	$ (1.83)
Income (loss) from discontinued operations	$ 0.01	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.06)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted (in shares)	114,455,696	113,594,049	21,115,768	17,348,763	49,198,517